DEBT AND LEASE ARRANGEMENTS - Schedule of Gearing (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments [Abstract]
Net debt	$ 52,556	$ 75,386	$ 79,021
Total equity	175,326	158,537	$ 190,463	$ 202,538
Total capital	$ 227,882	$ 233,923
Gearing	23.10%	32.20%